Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Unaudited Financial Information Related to the Balance Sheet
A summary of unaudited financial information for the merchant alliances and other affiliates accounted for under the equity method of accounting is presented below.

	As of December 31,
(in millions)	2014	2013
Total assets	$2,865	$3,244
Total liabilities	2,759	2,905

Summary of Unaudited Financial Information Related to the Income Statement

	Year ended December 31,
(in millions)	2014	2013	2012
Net operating revenues	$1,357	$1,369	$1,278
Operating expenses	638	675	630
Operating income	$719	$694	$648
Net income	$696	$664	$639
FDC equity earnings	220	188	158

Schedule of Estimated Future Amortization Expense for Intangible Assets
The non-goodwill portion of this amount is considered an identifiable intangible asset that is amortized. The estimated future amortization expense for these intangible assets as of December 31, 2014 is as follows:

Year ended December 31, (in millions)	Amount
2015	$57
2016	51
2017	47
2018	29
2019	5
Thereafter	—